---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------

                                  ANNUAL REPORT
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


                                      U.S.
                                   Government
                                  Cash Reserve


                                 MARCH 31, 2000

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                     ---------------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                 Ronald R Dion*
                                Maureen R. Ford
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                   Vice Chairman and Chief Executive Officer
                                 Osbert M. Hood
                          Executive Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072
                  --------------------------------------------

==================================CEO CORNER====================================

DEAR FELLOW SHAREHOLDERS:

Over the last 12 months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down by 25% in a month, while Old Economy blue-chip stocks began to make a comeback.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak. Money-market fund investors benefited each time the Federal Reserve raised short-term rates, which it did five times in the last year to try to rein in the economy.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

While the battle between old and new rages on, several things are clear: More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/s/ Maureen R. Ford
-------------------
MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================


               By Dawn Baillie for the Portfolio Management Team

                               John Hancock U.S.
                             Government Cash Reserve

                    Inflation fears cause interest rates and
                    ----------------------------------------
                  money-market yields to rise in last 12 months
                  ---------------------------------------------

Money-market yields rose over the last 12 months as the result of several important changes in the economic environment. Global economies began to stabilize from the turmoil in 1998 that had caused the U.S. Federal Reserve Board and governments around the world to lower rates to prevent global recession. At the same time, the U.S. economy grew ever stronger, aided in part by the booming stock market and the wealth effect it has created.

Fed stays active

The sizzling economic growth, coupled with low unemployment, sparked growing fears that inflation would resurface. As a result, investors began to push interest rates up last April in anticipation that the Fed would raise rates to prevent an inflation outbreak. The market's moves alone did not dampen the economy, so the Fed stepped in and raised short-term interest rates five times between last June and March. Its actions, which moved the federal funds rate that banks charge each other for overnight loans from 4.75% at the start of the Fund's fiscal year to 6.00% by the end, came as no surprise. Chairman Alan Greenspan had said for months that he would continue to raise rates in slow, steady increments until there were signs that the supercharged economy was cooling off. With its last increase in March, the Fed indicated it was still in a "tightening" mode. So far, the moves have been preemptive, since an inflation spike has yet to materialize.

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock U.S. Government Cash Reserve. Caption below reads "U.S. Government Cash Reserve management team members: Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"...the Fed stepped in and raised short-term  interest rates five times..."

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve


"...keep the Fund's maturity shorter than average to take advantage of any further increases."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of March 31, 2000." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.61% total return for John Hancock U.S. Government Cash Reserve. The second bar represents the 5.34% total return for Average U.S. government money-market fund. A note below the chart reads "The average U.S. government money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

7-day effective yield

Over the last year, money-market fund investors were the beneficiaries of rising yields, since money-market securities are pegged to moves in the federal funds rates. On March 31, 2000, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 5.61%. By comparison, the average U.S. government money-market fund had a 7-day effective yield of 5.34%, according to Lipper, Inc.

Short maturity provides flexibility

Since it became clear that the Fed was going to continue to push rates up in response to the steaming economy, we maintained a conservative stance through much of the last 12 months. By keeping the Fund's maturity about five or so days shorter than average, we didn't have our money locked up for as long, and were able to reinvest in higher-yielding securities after each rate hike.

A look ahead

With the economy still dynamic, it's very possible that the Fed will continue on its path of rate hikes through the second quarter of 2000. After all, three of the last five increases were actually reversals of cuts the Fed made during 1998's global economic uncertainty. And it will take until at least the end of the summer for the effects of the two latest hikes to have an impact on the economy.

         For indications of what the Fed will do next, we'll watch the first-quarter gross domestic product numbers and employment figures. Another Greenspan favorite is the purchasing managers' report, with its vendor delivery supply index number that is an indicator of the strength in consumer demand. And if the stock market's fortunes change for the worse, that could speed up Greenspan's job.

         As the interest-rate hikes work their way through the economy, we do expect a slowdown later in the year. Until it's clear that the Fed has finished raising rates, we will keep the Fund's maturity shorter than average to take advantage of any further increases. As always, we will focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.


Statement of Assets and Liabilities
March 31, 2000
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost - $92,263,093)................  $92,263,093
  Joint repurchase agreement (cost - $14,175,000) ................   14,175,000
                                                                  -------------
                                                                    106,438,093
 Cash ............................................................          358
 Interest receivable .............................................      801,415
 Other assets ....................................................       19,406
                                                                  -------------
                              Total Assets .......................  107,259,272
                              -------------------------------------------------
Liabilities:
 Payable for shares repurchased ..................................    1,325,984
 Dividend payable ................................................       14,684
 Payable to John Hancock Advisers, Inc. and affiliates -
  Note B .........................................................       14,888
 Accounts payable and accrued expenses ...........................       37,785
                                                                  -------------
                              Total Liabilities ..................    1,393,341
                              -------------------------------------------------
Net Assets:
 Capital paid-in .................................................  105,865,931
                                                                  -------------
                              Net Assets ......................... $105,865,931
                              =================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
 (Based on 105,865,931 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with $0.01 par value) ..........................................        $1.00
  =============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Year ended March 31, 2000
--------------------------------------------------------------------------------

Investment Income:
 Interest ........................................................   $5,952,637
                                                                  -------------
 Expenses:
  Investment management fee - Note B .............................      566,447
  Distribution and service fee - Note B ..........................      169,934
  Transfer agent fee - Note B ....................................       92,947
  Custodian fee ..................................................       41,555
  Registration and filing fees ...................................       40,803
  Auditing fee ...................................................       21,202
  Accounting and legal services fee - Note B .....................       20,164
  Trustees' fees .................................................        7,415
  Printing .......................................................        5,279
  Legal fees .....................................................        3,993
  Miscellaneous ..................................................        1,120
                                                                  -------------
                              Total Expenses .....................      970,859
                              -------------------------------------------------
                              Less Expense Reductions -
                              Note B .............................     (573,896)
                              -------------------------------------------------
                              Net Expenses .......................      396,963
                              -------------------------------------------------
                              Net Investment Income ..............    5,555,674
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ..........   $5,555,674
                              =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                         YEAR ENDED MARCH 31,
                                                                                 ------------------------------------
                                                                                       1999                2000
                                                                                 ----------------    ----------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..........................................................       $4,759,013         $5,555,674
                                                                                 ----------------   ----------------
Distributions to Shareholders:
 Dividends from net investment income
  ($0.0497 and $0.0490 per share, respectively) ................................       (4,759,013)        (5,555,674)
                                                                                 ----------------   ----------------
From Fund Share Transactions - Net:* ...........................................       33,768,548         (2,350,094)
                                                                                 ----------------   ----------------
Net Assets:
 Beginning of period ...........................................................       74,447,477        108,216,025
                                                                                 ----------------   ----------------
 End of period .................................................................     $108,216,025       $105,865,931
                                                                                 ================   ================
* Analysis of Fund Share Transactions at $1 Per Share:
  Shares sold ..................................................................     $236,419,609       $220,727,725
  Shares issued to shareholders in reinvestment of distributions ...............        4,405,830          5,063,071
                                                                                 ----------------   ----------------
 ...............................................................................      240,825,439        225,790,796
  Less shares repurchased ......................................................     (207,056,891)      (228,140,890)
                                                                                 ----------------   ----------------
  Net increase (decrease) ......................................................      $33,768,548        ($2,350,094)
                                                                                 ================   ================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                              YEAR ENDED MAY 31,      PERIOD FROM          YEAR ENDED MARCH 31,
                                                            ----------------------  JUNE 1, 1996 TO   -----------------------------
                                                             1995(1)       1996     MARCH 31, 1997(5)   1998      1999      2000
                                                            ----------  ----------  ----------------- --------  --------  ---------

Per Share Operating Performance
 Net Asset Value, Beginning of Period......................      $1.00      $1.00          $1.00        $1.00      $1.00     $1.00
                                                            ---------- ----------     ----------   ---------- ---------- ----------
 Net Investment Income ....................................       0.05       0.05           0.04         0.05       0.05      0.05
                                                            ---------- ----------     ----------   ---------- ---------- ----------

 Less Distributions:
 Dividends from Net Investment Income .....................      (0.05)     (0.05)         (0.04)       (0.05)     (0.05)    (0.05)
                                                            ---------- ----------     ----------   ---------- ---------- ----------

 Net Asset Value, End of Period ...........................      $1.00      $1.00          $1.00        $1.00      $1.00     $1.00
                                                            ========== ==========     ==========   ========== ========== =========
 Total Investment Return at Net Asset Value(2) ............      5.07%      5.59%          4.37%(6)     5.43%      5.08%     4.98%
 Total Adjusted Investment Return at Net Asset Value(2,3) .      4.54%      4.69%          3.78%(6)     4.87%      4.55%     4.47%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .................    $29,131    $28,907        $55,321      $74,447   $108,216  $105,866
 Ratio of Expenses to Average Net Assets ..................      0.35%      0.35%          0.35%(7)     0.35%      0.35%     0.35%
 Ratio of Adjusted Expenses to Average Net Assets(4) ......      0.88%      1.25%          1.03%(7)     0.91%      0.88%     0.86%
 Ratio of Net Investment Income to Average Net Assets .....      4.79%      5.41%          5.15%(7)     5.30%      4.94%     4.90%
 Ratio of Adjusted Net Investment Income to
  Average Net Assets(4) ...................................      4.26%      4.51%          4.47%(7)     4.74%      4.41%     4.39%

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated.

Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Schedule of Investments
March 31, 2000
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Fund on March 31, 2000. It's divided into two types of short-term investments.

                                                                                    PAR VALUE
                                                                    INTEREST          (000s          MARKET
ISSUER, DESCRIPTION                                                   RATE           OMITTED)        VALUE
-------------------                                               -------------    ------------   -----------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (87.15%)
 Federal Home Loan Bank,
  04-07-00 ....................................................       5.070%          $1,000       $999,860
 Federal Home Loan Bank,
  04-20-00 ....................................................       4.970            7,500      7,496,916
 Federal Home Loan Bank,
  04-26-00 ....................................................       5.050            5,000      4,996,515
 Federal Home Loan Bank,
  04-28-00 ....................................................       5.010           12,500     12,491,023
 Federal Home Loan Bank,
  07-14-00 ....................................................       5.500           15,000     14,966,467
 Federal Home Loan Bank,
  08-24-00 ....................................................       5.560            3,000      2,990,890
 Federal Home Loan Mortgage Corp.,
  04-25-00 ....................................................       5.980            6,302      6,276,876
 Federal National Mortgage Association,
  05-11-00 ....................................................       5.788           15,000     14,903,527
 Federal National Mortgage Association,
  05-25-00 ....................................................       5.825           12,000     11,895,150
 Federal National Mortgage Association,
  06-01-00 ....................................................       5.970            8,400      8,315,027
 Federal National Mortgage Association,
  06-22-00 ....................................................       5.960            5,000      4,932,122
 Student Loan Marketing Association,
  12-01-00 ....................................................       5.900            2,000      1,998,720
                                                                                                 ----------
                                          TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                         (Cost $92,263,093)                      92,263,093
                                                                                                 ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


                                                                              PAR VALUE
                                                                 INTEREST       (000s         MARKET
ISSUER, DESCRIPTION                                                RATE        OMITTED)       VALUE
-------------------                                              --------     ---------       -------

JOINT REPURCHASE AGREEMENT (13.39%)
 Investment in a joint repurchase agreement
  transaction with SBC Warburg, Inc. - Dated
  03-31-00, due 04-03-00 (Secured by U.S.
  Treasury Bonds 14.000% due 11-15-11 and
  7.250% due 05-15-16) - Note A.............................       6.100%       $14,175     $14,175,000
                                                                                            -----------
                                        TOTAL JOINT REPURCHASE AGREEMENT
                                                      (Cost $14,175,000)       (100.54%)     14,175,000
                                                                             ----------     -----------
                                                       TOTAL INVESTMENTS       (100.54%)    106,438,093
                                                                             ----------     -----------
                                       OTHER ASSETS AND LIABILITIES, NET         (0.54%)       (572,162)
                                                                             ----------     -----------
                                                        TOTAL NET ASSETS       (100.00%)   $105,865,931
                                                                             ==========    ============

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

               John Hancock Funds - U.S. Government Cash Reserve


NOTE A -
ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund") and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

         The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value, at least until August 1, 2000. Accordingly, for the year ended March 31, 2000, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $403,962. The Adviser reserves the right to terminate this limitation in the future.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse

==========================NOTES TO FINANCIAL STATEMENTS=========================

               John Hancock Funds - U.S. Government Cash Reserve


JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan has been suspended at least until August 1, 2000. For the year ended March 31, 2000, the fee reduction amounted to $169,934.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the year ended March 31, 2000 aggregated $4,411,927,298 and $4,413,805,063, respectively.

         The cost of investments owned at March 31, 2000 (including the joint repurchase agreement) for federal income tax purposes was $106,438,093.

================================================================================

                John Hancock Funds - U.S. Government Cash Reserve


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Government Cash Reserve portfolio of John Hancock Current Interest at March 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
--------------------

Boston, Massachusetts
May 5, 2000


TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2000.

         All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

         Shareholders will be mailed a 2000 U.S. Treasury Department Form 1099-DIV in January of 2001. This will reflect the total of all distributions which are taxable for calendar year 2000.

=====================================NOTES======================================

                John Hancock Funds - U.S. Government Cash Reserve

=====================================NOTES======================================

                John Hancock Funds - U.S. Government Cash Reserve

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                      -----------------
       A Global Investment Management Firm                         Bulk Rate
                                                                 U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                         PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhfunds.com                                        Permit No. 75
                                                               -----------------







--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      4300A 3/00
                                                                            5/00

                           ---------------------------
                           The latest report from your
                             Fund's management team
                           ---------------------------

                                 ANNUAL REPORT
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


                                  Money Market
                                      Fund


                                 MARCH 31, 2000




                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                   ---------------------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                Ronald R. Dion*
                                Maureen R. Ford
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                   Vice Chairman and Chief Executive Officer
                                 Osbert M. Hood
                          Executive Vice President and
                             Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072
               -------------------------------------------------


===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

Over the last 12 months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down by 25% in a month, while Old Economy blue-chip stocks began to make a comeback.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak. Money-market fund investors benefited each time the Federal Reserve raised short-term rates, which it did five times in the last year to try to rein in the economy.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

While the battle between old and new rages on, several things are clear: More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                By Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                               Money Market Fund

                    Inflation fears cause interest rates and
                    ----------------------------------------
                  money-market yields to rise in last 12 months
                  ---------------------------------------------

Money-market yields rose over the last 12 months as the result of several important changes in the economic environment. Global economies began to stabilize from the turmoil in 1998 that had caused the U.S. Federal Reserve Board and governments around the world to lower rates to prevent global recession. At the same time, the U.S. economy grew ever stronger, aided in part by the booming stock market and the wealth effect it created.

Fed stays active

The sizzling economic growth, coupled with low unemployment and rising commodities prices, sparked growing fears that inflation would resurface. As a result, investors began to push interest rates up last April in anticipation that the Fed would raise rates to prevent an inflation outbreak. The market's moves alone did not dampen the economy, so the Fed stepped in and raised short-term interest rates five times between last June and March. Its actions, which moved the federal funds rate that banks charge each other for overnight loans from 4.75% at the start of the Fund's fiscal year to 6.00% by the end, came as no surprise. Chairman Alan Greenspan had said for months that he would continue to raise rates in slow, steady increments until there were signs that the supercharged economy was cooling off. With its last increase in March, the Fed indicated it was still in a "tightening" mode. So far, the moves have been preemptive, since an inflation spike has yet to materialize.

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock Money Market Fund. Caption below reads "Money Market Fund management team members: Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"...the Fed stepped in and raised short-term interest rates five times..."

================================================================================

                     John Hancock Funds - Money Market Fund


"...keep the Fund's maturity shorter than average to take advantage of any further increases."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of March 31, 2000." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.06% total return for John Hancock Money Market Fund Class
A. The second bar represents the 4.17% total return for John Hancock Money Market Fund Class B. The third bar represents the 4.17% total return for John Hancock Money Market Fund Class C. The fourth bar represents the 5.36% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

7-day effective yield

Over the last year, money-market fund investors were the beneficiaries of rising yields, since money-market securities are pegged to moves in the federal funds rates. On March 31, 2000, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 5.06%, 4.17% and 4.17%, respectively. By comparison, the average taxable money- market fund had a 7-day effective yield of 5.36%, according to Lipper, Inc.

Short maturity provides flexibility

Since it became clear that the Fed was going to continue to push rates up in response to the steaming economy, we maintained a conservative stance through much of the last 12 months. By keeping the Fund's maturity about five or so days shorter than average, we didn't have our money locked up for as long, and were able to reinvest in higher-yielding securities after each rate hike.

A look ahead

With the economy still dynamic, it's very possible that the Fed will continue on its path of rate hikes through the second quarter of 2000. After all, three of the last five increases were actually reversals of cuts the Fed made during 1998's global economic uncertainty. And it will take until at least the end of the summer for the effects of the two latest hikes to have an impact on the economy.

         For indications of what the Fed will do next, we'll watch the first-quarter gross domestic product numbers and employment figures. Another Greenspan favorite is the purchasing managers' report, with its vendor delivery supply index number that is an indicator of the strength in consumer demand. And if the stock market's fortunes change for the worse, that could speed up Greenspan's job.

         As the interest-rate hikes work their way through the economy, we do expect a slowdown later in the year. Until it's clear that the Fed has finished raising rates, we will keep the Fund's maturity shorter than average to take advantage of any further increases. As always, we will focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 2000. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
March 31, 2000
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  Commercial paper (cost - $236,827,468).........................  $236,827,468
  Corporate interest-bearing obligations
   (cost - $74,449,345) .........................................    74,449,345
  U.S. government obligations
   (cost - $113,327,807) ........................................   113,327,807
  Joint repurchase agreement (cost - $98,887,000) ...............    98,887,000
                                                                 --------------
                                                                    523,491,620
 Cash ...........................................................           358
 Receivable for shares sold .....................................        22,038
 Interest receivable ............................................     3,143,816
 Other assets ...................................................        67,225
                                                                 --------------
                              Total Assets ......................   526,725,057
                              -------------------------------------------------
Liabilities:
 Payable for shares repurchased .................................       665,516
 Dividend payable ...............................................        61,059
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .......................................       300,706
  Accounts payable and accrued expenses .........................        58,215
                                                                 --------------
                              Total Liabilities .................     1,085,496
                              -------------------------------------------------
Net Assets:
 Capital paid-in ................................................   525,639,561
                                                                 --------------
                              Net Assets ........................  $525,639,561
                              =================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - 3,500,000,000 shares authorized
  with $0.01 per share par value)
 Class A - $361,753,853/361,833,027 .............................         $1.00
 ==============================================================================
 Class B - $157,908,940/157,927,453 .............................         $1.00
 ==============================================================================
 Class C - $5,976,768/5,976,768 - Note A ........................         $1.00
 ==============================================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.


Statement of Operations
Year ended March 31, 2000
--------------------------------------------------------------------------------

Investment Income:
 Interest .......................................................   $28,228,821
                                                                 --------------
 Expenses:
  Investment management fee - Note B ............................     2,658,523
  Distribution and service fee - Note B
   Class A ......................................................       844,406
   Class B ......................................................     1,874,434
   Class C ......................................................        30,476
  Transfer agent fee - Note B ...................................     1,378,996
  Registration and filing fees ..................................       210,542
  Custodian fee .................................................       110,047
  Accounting and legal services fee - Note B ....................        98,753
  Auditing fee ..................................................        36,664
  Trustees' fees ................................................        23,834
  Printing ......................................................        22,500
  Miscellaneous .................................................        15,047
  Legal fees ....................................................         5,798
                                                                 --------------
                              Total Expenses ....................     7,310,020
                              -------------------------------------------------
                              Less Expense Reductions -
                              Note B ............................      (869,467)
                              -------------------------------------------------
                              Net Expenses ......................     6,440,553
                              -------------------------------------------------
                              Net Investment Income .............    21,788,268
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations .........   $21,788,268
                              =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                                                 YEAR ENDED MARCH 31,
                                                                                    ---------------------------------------------
                                                                                           1999                       2000
                                                                                    -------------------       -------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..........................................................         $20,592,253                $21,788,268
                                                                                 -------------------        -------------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.0445 and $0.0439 per share, respectively) ......................         (15,252,899)               (14,872,789)
  Class B - ($0.0360 and $0.0356 per share, respectively) ......................          (5,321,711)                (6,803,676)
  Class C** - ($0.0323 and $0.0354 per share, respectively) ....................             (17,643)                  (111,803)
                                                                                 -------------------        -------------------
  Total Distributions to Shareholders ..........................................         (20,592,253)               (21,788,268)
                                                                                 -------------------        -------------------
From Fund Share Transactions - Net: * ..........................................         163,253,446                (31,402,664)
                                                                                 -------------------        -------------------
Net Assets:
 Beginning of period ...........................................................         393,788,779                557,042,225
                                                                                 -------------------        -------------------
 End of period .................................................................        $557,042,225               $525,639,561
                                                                                 ===================        ===================
* Analysis of Fund Share Transactions at $1 Per Share:

 CLASS A
  Shares sold ..................................................................      $4,384,953,074             $2,453,254,071
  Shares issued to shareholders in reinvestment of distributions ...............          12,884,455                 12,993,336
                                                                                 -------------------        -------------------

                                                                                       4,397,837,529              2,466,247,407
  Less shares repurchased ......................................................      (4,336,966,087)            (2,478,127,263)
                                                                                 -------------------        -------------------
  Net increase (decrease) ......................................................         $60,871,442               ($11,879,856)
                                                                                 ===================        ===================
 CLASS B
  Shares sold ..................................................................        $577,227,808               $486,293,263
  Shares issued to shareholders in reinvestment of distributions ...............           4,300,006                  5,606,652
                                                                                 -------------------        -------------------

                                                                                         581,527,814                491,899,915
  Less shares repurchased ......................................................        (480,492,795)              (516,052,506)
                                                                                 -------------------        -------------------
  Net increase (decrease) ......................................................        $101,035,019               ($24,152,591)
                                                                                 ===================        ===================
 CLASS C **
  Shares sold ..................................................................          $3,247,356                $16,161,146
  Shares issued to shareholders in reinvestment of distributions ...............              12,504                     81,573
                                                                                 -------------------        -------------------

                                                                                           3,259,860                 16,242,719
  Less shares repurchased ......................................................          (1,912,875)               (11,612,936)
                                                                                 -------------------        -------------------
  Net increase .................................................................          $1,346,985                 $4,629,783
                                                                                 ===================        ===================

** Class C shares commenced  operations on May 1, 1998.


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6


==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD
                                                         SEPTEMBER 12, 1995                PERIOD FROM
                                                          (COMMENCEMENT OF                  NOVEMBER 1,
                                                           OPERATIONS) TO    YEAR ENDED      1996 TO        YEAR ENDED MARCH 31,
                                                             OCTOBER 31,     OCTOBER 31,    MARCH 31,   ----------------------------
                                                                1995           1996          1997(5)      1998       1999     2000
                                                             ----------     ------------   -----------  ---------  -------- --------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period .....................     $1.00           $1.00         $1.00       $1.00      $1.00    $1.00
                                                           ----------      ----------    ----------  ---------- ---------- --------
 Net Investment Income ....................................      0.01            0.05          0.02        0.05       0.04     0.04
                                                           ----------      ----------    ----------  ---------- ---------- --------
 Less Distributions:
 Dividends from Net Investment Income .....................     (0.01)          (0.05)        (0.02)      (0.05)     (0.04)   (0.04)
                                                           ----------      ----------    ----------  ---------- ---------- --------
 Net Asset Value, End of Period ...........................     $1.00           $1.00         $1.00       $1.00      $1.00    $1.00
                                                           ==========      ==========    ==========  ========== ========== ========
 Total Investment Return at Net Asset Value (2) ...........     0.64%(3)        4.56%         1.80%(3)    4.92%      4.54%    4.45%
 Total Adjusted Investment Return at Net Asset Value (2,6)      0.54%(3)        4.36%         1.60%(3)    4.72%      4.34%    4.25%
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .................   $20,942        $262,475      $359,453    $312,762   $373,634 $361,754
 Ratio of Expenses to Average Net Assets ..................     1.07%(4)        1.17%         1.10%(4)    0.89%      0.91%    0.91%
 Ratio of Adjusted Expenses to Average Net Assets (7) .....     1.17%(4)        1.37%         1.30%(4)    1.09%      1.11%    1.11%
 Ratio of Net Investment Income to Average Net Assets .....     4.94%(4)        4.41%         4.44%(4)    4.82%      4.44%    4.40%
 Ratio of Adjusted Net Investment Income to
   Average Net Assets (7) .................................     4.84%(4)        4.21%         4.24%(4)    4.62%      4.24%    4.20%

                                                                                          PERIOD FROM
                                                                                           NOVEMBER 1,
                                                                 YEAR ENDED OCTOBER 31,     1996 TO        YEAR ENDED MARCH 31,
                                                               ------------------------    MARCH 31,   ----------------------------
                                                                1995(1)         1996        1997(5)      1998       1999     2000
                                                               ----------    ----------   -----------  ---------  -------- --------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period .......................   $1.00           $1.00         $1.00       $1.00      $1.00    $1.00
                                                             --------      ----------    ----------  ---------- ----------  -------
 Net Investment Income ......................................    0.04            0.04          0.01        0.04       0.04     0.04
                                                             --------      ----------    ----------  ---------- ----------  -------
 Less Distributions:
 Dividends from Net Investment Income .......................   (0.04)          (0.04)        (0.01)      (0.04)     (0.04)   (0.04)
                                                             --------      ----------    ----------  ---------- ----------  -------
 Net Asset Value, End of Period .............................   $1.00           $1.00         $1.00       $1.00      $1.00    $1.00
                                                             ========      ==========    ==========  ========== ==========  =======
 Total Investment Return at Net Asset Value (2) .............   4.07%           3.71%         1.45%(3)    4.04%      3.66%    3.59%
 Total Adjusted Investment Return at Net Asset Value (2,6) ..     -             3.61%         1.35%(3)    3.94%      3.56%    3.49%
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ................... $54,313        $108,162      $130,056     $81,027   $182,062 $157,909
 Ratio of Expenses to Average Net Assets ....................   1.92%           2.00%         1.96%(4)    1.74%      1.76%    1.74%
 Ratio of Adjusted Expenses to Average Net Assets (7) .......     -             2.10%         2.06%(4)    1.84%      1.86%    1.84%
 Ratio of Net Investment Income to Average Net Assets .......   3.96%           3.58%         3.60%(4)    3.97%      3.54%    3.56%
 Ratio of Adjusted Net Investment Income to
  Average Net Assets (7) ....................................     -             3.48%         3.50%(4)    3.87%      3.44%    3.46%


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated.

Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7


==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                             PERIOD
                                                                                        FROM MAY 1, 1998
                                                                                        (COMMENCEMENT OF
                                                                                         OPERATIONS) TO        YEAR ENDED
                                                                                         MARCH 31, 1999      MARCH 31, 2000
                                                                                         --------------      --------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...............................................          $1.00              $1.00
                                                                                          ----------         ----------
 Net Investment Income ..............................................................           0.03               0.04
                                                                                          ----------         ----------
 Less Distributions:
 Dividends from Net Investment Income ...............................................          (0.03)             (0.04)
                                                                                          ----------         ----------
 Net Asset Value, End of Period .....................................................          $1.00              $1.00
                                                                                          ==========         ==========
 Total Investment Return at Net Asset Value (2) .....................................          3.29%(3)           3.58%
 Total Adjusted Investment Return at Net Asset Value (2,6) ..........................          3.19%(3)           3.48%
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...........................................         $1,347             $5,977
 Ratio of Expenses to Average Net Assets ............................................          1.75%(4)           1.76%
 Ratio of Adjusted Expenses to Average Net Assets (7) ...............................          1.85%(4)           1.86%
 Ratio of Net Investment Income to Average Net Assets ...............................          3.46%(4)           3.67%
 Ratio of Adjusted Net Investment Income to Average Net Assets (7) ..................          3.36%(4)           3.57%

(1)  On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Not annualized.
(4)  Annualized.
(5)  Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.
(6)  An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(7)  Unreimbursed, without fee reduction.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8


==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


Schedule of Investments
March 31, 2000
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money
Market Fund on March 31, 2000. It's divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

                                                                                           PAR  VALUE
                                                          INTEREST           QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                                         RATE             RATINGS*       OMITTED)           VALUE
-------------------                                     -------------      -----------    ------------     --------------

COMMERCIAL PAPER
Automobile/Trucks (6.45%)
 Ford Motor Credit Co.,
  05-18-00  ..........................................      5.850%            Tier 1         $10,000          $9,923,625
 General Motors Acceptance Corp.,
  04-07-00 ...........................................      5.850             Tier 1          24,000          23,976,600
                                                                                                              ----------
                                                                                                              33,900,225
                                                                                                              ----------
Banks - Foreign (4.31%)
 Deutsche Bank Financial,
  06-26-00 ...........................................      6.060             Tier 1          23,000          22,667,037
                                                                                                              ----------
Beverages (4.54%)
 Coca-Cola Co.,
  05-11-00 ...........................................      6.010             Tier 1          24,000          23,839,733
                                                                                                              ----------
Broker Services (8.31%)
 Goldman Sachs Group, L.P.,
  04-03-00 ...........................................      5.850             Tier 1          20,000          19,993,500
 Merrill Lynch & Co.,
  05-02-00 ...........................................      5.920             Tier 1          10,000           9,949,022
 Merrill Lynch & Co.,
  07-31-00 ...........................................      6.080             Tier 1          14,000          13,713,902
                                                                                                              ----------
                                                                                                              43,656,424
                                                                                                              ----------
Chemicals (3.80%)
 DuPont (E.I.) de Nemours & Co.,
  04-18-00 ...........................................      5.770             Tier 1          20,000          19,945,506
                                                                                                              ----------
Finance (9.30%)
 General Electric Capital Corp.,
  04-10-00 ...........................................      5.830             Tier 1          15,000          14,978,137
 Heller Financial, Inc.,
  04-10-00 ...........................................      5.880             Tier 1          20,000          19,970,600
 International Lease Finance Corp.,
  04-25-00 ...........................................      5.810             Tier 1          14,000          13,945,773
                                                                                                              ----------
                                                                                                              48,894,510
                                                                                                              ----------
Medical (4.55%)
 Becton Dickinson & Co.,
  04-18-00 ...........................................      5.850             Tier 1          24,000          23,933,700
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9


==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


                                                                                           PAR  VALUE
                                                          INTEREST           QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                                         RATE             RATINGS*       OMITTED)           VALUE
-------------------                                     -------------      -----------    ------------     --------------

Utilities (3.80%)
 Bell Atlantic Financial Services,
  04-04-00 ...........................................      5.800%            Tier 1        $20,000          $19,990,333
                                                                                                              ----------
                                                              TOTAL COMMERCIAL PAPER
                                                                 (Cost $236,827,468)        (45.06%)         236,827,468
                                                                                           --------          -----------
CORPORATE INTEREST-BEARING OBLIGATIONS
Automotive (1.95%)
 Ford Motor Credit Co.,
  06-05-00 ...........................................      6.840             Tier 1         10,225           10,238,354
                                                                                                              ----------
Banks - U.S. (0.73%)
 KeyCorp,
  04-05-00 ...........................................      7.450             Tier 1          3,850            3,850,580
                                                                                                              ----------
Finance (5.53%)
 Associates Corp. N.A.,
  04-01-00 ...........................................      9.125             Tier 1          5,069            5,069,000
 Associates Corp. N.A.,
  06-15-00 ...........................................      6.375             Tier 1         10,000           10,000,664
 General Electric Capital Corp.,
  04-15-00 ...........................................      6.875             Tier 1          2,000            2,000,506
 General Electric Capital Corp.,
  05-15-00 ...........................................      5.890             Tier 1          4,000            3,999,524
 Household Finance Co.,
  05-30-00 ...........................................      6.790             Tier 1          3,000            3,003,383
 Household Finance Co.,
  06-30-00 ...........................................      6.375             Tier 1          5,000            5,003,173
                                                                                                              ----------
                                                                                                              29,076,250
                                                                                                              ----------
Insurance (1.90%)
 American General Finance Corp.,
  04-15-00 ...........................................      7.250             Tier 1          5,000            5,001,902
 American General Finance Corp.,
  07-01-00 ...........................................      5.875             Tier 1          5,000            4,995,074
                                                                                                              ----------
                                                                                                               9,996,976
                                                                                                              ----------
Retail (4.05%)
 Sears Roebuck Acceptance Corp.,
  08-29-00 ...........................................      6.740             Tier 1          2,750            2,754,051
 Sears Roebuck Acceptance Corp.,
  09-20-00 ...........................................      6.160             Tier 1         18,550           18,533,134
                                                                                                              ----------
                                                                                                              21,287,185
                                                                                                              ----------
                                        TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                                                  (Cost $74,449,345)        (14.16%)          74,449,345
                                                                                           --------           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10


==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund


                                                                                           PAR  VALUE
                                                          INTEREST           QUALITY         (000s             MARKET
ISSUER, DESCRIPTION                                         RATE             RATINGS*       OMITTED)           VALUE
-------------------                                     -------------      -----------    ------------     --------------

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (21.56%)
 Federal Home Loan Bank,
  05-03-00 ...........................................     5.780%             Tier 1         $20,000         $19,897,244
 Federal Home Loan Bank,
  05-10-00 ...........................................     5.150              Tier 1          10,000          10,000,000
 Federal Home Loan Bank,
  05-22-00 ...........................................     5.900              Tier 1          40,000          39,665,667
 Federal Home Loan Bank,
  05-26-00 ...........................................     5.200              Tier 1          20,000          20,000,000
 Federal Home Loan Bank,
  07-14-00 ...........................................     5.705              Tier 1          10,000          10,000,000
 Federal Home Loan Bank,
  08-28-00 ...........................................     5.525              Tier 1          10,000           9,965,103
 Federal National Mortgage Association,
  04-20-00 ...........................................     5.640              Tier 1           3,800           3,799,793
                                                                                                            ------------
                                                   TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                 (Cost $113,327,807)         (21.56%)        113,327,807
                                                                                           ---------        ------------

                                                                             INTEREST
                                                                               RATE
                                                                           -------------

JOINT REPURCHASE AGREEMENT (18.81%)
 Investment in a joint repurchase agreement
  transaction with SBC Warburg, Inc. - Dated
  03-31-00, due 04-03-00 (Secured by U.S.
  Treasury Bonds 14.000% due 11-15-11 and
  7.250% due 05-15-16) - Note A .........................................     6.100%          98,887          98,887,000
                                                                                                             -----------
                                                   TOTAL JOINT REPURCHASE AGREEMENT
                                                                 (Cost $98,887,000)          (18.81%)         98,887,000
                                                                                           ---------         -----------
                                                                  TOTAL INVESTMENTS          (99.59%)        523,491,620
                                                                                           ---------         -----------
                                                  OTHER ASSETS AND LIABILITIES, NET           (0.41%)          2,147,941
                                                                                           ---------         -----------
                                                                   TOTAL NET ASSETS         (100.00%)       $525,639,561
                                                                                           =========        ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund


NOTE A -
ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund") and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

         The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1% up-front sales charge.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund

estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. The maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets, at least until August 1, 2000, and cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, for the year ended March 31, 2000, the reduction in the Fund's management fee amounted to $531,705.

         John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended March 31, 2000, contingent deferred sales charges paid to JH Funds amounted to $1,940,649.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the year ended March 31, 2000, contingent deferred sales charges paid to JH Funds amounted to $8,965.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets, at least until August 1, 2000, and cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, for the year ended March 31, 2000, the reduction in the Fund's 12b-1 expense amounted to $337,762. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the fiscal year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

=========================NOTES TO FINANCIAL STATEMENTS==========================

                     John Hancock Funds - Money Market Fund

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the year ended March 31, 2000, aggregated $31,645,207,078 and $31,626,305,785, respectively.
Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $332,959,013 and $391,298,000, respectively, during the year ended March 31, 2000.

         The cost of investments owned at March 31, 2000 (including the joint repurchase agreement) for federal income tax purposes was $523,491,620.

================================================================================

                     John Hancock Funds - Money Market Fund


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Current Interest at March 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP
--------------------

Boston, Massachusetts
May 5, 2000

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2000.

         All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

         Shareholders will be mailed a 2000 U.S. Treasury Department Form 1099-DIV in January of 2001. This will reflect the total of all distributions which are taxable for calendar year 2000.

================================================================================

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         This report is for the information of shareholders of the John Hancock
Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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